CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Series L Convertible Bonds [Member]
Debt Instrument Line Items
Schedule of aggregate principal annual payments of the bonds
Repayment amount

2017	$7,463
2018	7,464
2019	7,463
2020	7,464

$29,854